Note 2 - Investments - Fixed Maturity Securities by Contractual Maturity (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Total, amortized cost	$ 350,585,324	$ 399,525,617
Total, fair value	366,347,999	$ 409,146,807
All Except For State Guaranteed Receivables [Member]
Due in one year or less, amortized cost	11,282,653
Due in one year or less, fair value	11,454,020
Due after one year through five years, amortized cost	100,288,408
Due after one year through five years, fair value	106,474,899
Due after five years through ten years, amortized cost	131,988,499
Due after five years through ten years, fair value	135,072,291
Due after ten years, amortized cost	48,697,265
Due after ten years, fair value	53,377,415
Total, amortized cost	350,585,324
Total, fair value	366,347,999
All Except For State Guaranteed Receivables [Member] | Due at Multiple Maturity Dates [Member]
Securities without single maturity date, amortized cost	58,328,499
Securities without single maturity date, fair value	$ 59,969,374